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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ---------

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bridger Management LLC
Address: 90 Park Avenue, 40th Floor
         New York, N.Y. 10016

13 File Number: 28-10079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Tierney
Title: Chief Financial Officer
Phone: 212-984-2123

Signature, Place and Date of Signing:


/s/ Michael Tierney       New York, NY  February 13, 2009
----------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

List of other included managers:
Bridger Capital LLC
Swiftcurrent Partners, L.P.
Swiftcurrent Offshore, Ltd.

Form 13F Information Table Entry Total:          43
Form 13F Information Table Value Total:     1219112
                                         (thousands)

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                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                              VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER  -------------------
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE  SHARED NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- -------- ------- ------ ----
D AFFYMAX INC                    COMMON STOCK     00826A109     3006   300914 SH       SOLE               300914    0     0
D AKAMAI TECHNOLOGIES INC        COMMON STOCK     00971T101    32737  2169441 SH       SOLE              2169441    0     0
D ALLERGAN INC                   COMMON STOCK     018490102    51408  1275000 SH       SOLE              1275000    0     0
D AMAG PHARMACEUTICALS INC       COMMON STOCK     00163U106    26940   751455 SH       SOLE               751455    0     0
D BIOGEN IDEC INC                COMMON STOCK     09062X103    32906   690872 SH       SOLE               690872    0     0
D BOSTON BEER INC                COMMON STOCK     100557107     2584    91000 SH       SOLE                91000    0     0
D BOYD GAMING CORP               COMMON STOCK     103304101     4730  1000000 SH       SOLE              1000000    0     0
D BRISTOL-MYERS SQUIBB CO        COMMON STOCK     110122108    22204   955000 SH       SOLE               955000    0     0
D CARDINAL HEALTH INC            COMMON STOCK     14149Y108    10358   300500 SH       SOLE               300500    0     0
D CARDIOME PHARMA CORP           COMMON STOCK     14159U202     3185   700000 SH       SOLE               700000    0     0
D COVIDIEN LTD                   COMMON STOCK     G2552X108    54360  1500000 SH       SOLE              1500000    0     0
D DAVITA INC                     COMMON STOCK     23918K108    50066  1010000 SH       SOLE              1010000    0     0
D DENDREON CORP                  OPTIONS - CALLS  24823Q907     5588  1220000 SH  CALL SOLE              1220000    0     0
D DIAMONDS TRUST SERIES I        US ETF'S - US TR 252787106   113776  1300000 SH       SOLE              1300000    0     0
D ECLIPSYS CORP                  COMMON STOCK     278856109    48662  3429292 SH       SOLE              3429292    0     0
D EMPIRE RESORTS INC             COMMON STOCK     292052107       32    29599 SH       SOLE                29599    0     0
D EXPEDIA INC                    COMMON STOCK     30212P105    34078  4135700 SH       SOLE              4135700    0     0
D GENENTECH INC                  COMMON STOCK     368710406    47673   575000 SH       SOLE               575000    0     0
D HOLOGIC INC                    COMMON STOCK     436440101    23526  1800000 SH       SOLE              1800000    0     0
D INSPIRE PHARMACEUTICALS INC    COMMON STOCK     457733103     2777   771475 SH       SOLE               771475    0     0
D INTEL CORP                     COMMON STOCK     458140100    39582  2700000 SH       SOLE              2700000    0     0
D INTERNATIONAL GAME TECHNOLOGY  COMMON STOCK     459902102    41615  3500000 SH       SOLE              3500000    0     0
D ISHARES RUSSELL 2000           US ETF'S - US TR 464287655   112021  2275000 SH       SOLE              2275000    0     0
D ISLE OF CAPRI CASINOS INC      COMMON STOCK     464592104     2720   850000 SH       SOLE               850000    0     0
D JAZZ PHARMACEUTICALS INC       COMMON STOCK     472147107     5147  2667050 SH       SOLE              2667050    0     0
D KANSAS CITY SOUTHERN           COMMON STOCK     485170302     7420   389486 SH       SOLE               389486    0     0
D LAS VEGAS SANDS CORP           COMMON STOCK     517834107    15566  2625000 SH       SOLE              2625000    0     0
D LIVEPERSON INC                 COMMON STOCK     538146101     6466  3552695 SH       SOLE              3552695    0     0
D MICROSOFT CORP                 COMMON STOCK     594918104    25272  1300000 SH       SOLE              1300000    0     0
D MILLIPORE CORP                 COMMON STOCK     601073109    57254  1111300 SH       SOLE              1111300    0     0
D MORGAN STANLEY                 COMMON STOCK     617446448    32882  2050000 SH       SOLE              2050000    0     0
D NYSE EURONEXT                  COMMON STOCK     629491101     8214   300000 SH       SOLE               300000    0     0
D ORCHID CELLMARK INC            COMMON STOCK     68573C107     2655  3962179 SH       SOLE              3962179    0     0
D OSI PHARMACEUTICALS INC        COMMON STOCK     671040103    18158   465000 SH       SOLE               465000    0     0
D PFIZER INC                     COMMON STOCK     717081103    37191  2100000 SH       SOLE              2100000    0     0
D POWERSHARES QQQ                US ETF'S - US TR 73935A104   114499  3850000 SH       SOLE              3850000    0     0
D SINA CORP COM SHS              COMMON STOCK     G81477104    33824  1461094 SH       SOLE              1461094    0     0
D SLM CORP                       COMMON STOCK     78442P106    26700  3000000 SH       SOLE              3000000    0     0
D SPECTRUM BRANDS INC            COMMON STOCK     84762L105       58   647900 SH       SOLE               647900    0     0
D TRIMERIS INC                   COMMON STOCK     896263100     3364  2510081 SH       SOLE              2510081    0     0
D UAL CORP                       COMMON STOCK     902549807     4491   407529 SH       SOLE               407529    0     0
D WHITE MOUNTAINS INSURANCE GRP  COMMON STOCK     G9618E107     6529    24442 SH       SOLE                24442    0     0
D WYETH                          COMMON STOCK     983024100    46888  1250000 SH       SOLE              1250000    0     0
S REPORT SUMMARY                 43 DATA RECORDS             1219112        3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED